CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units Number	Shares and Equity Units Amount USD ($)	Contributed Surplus USD ($)	Warrants USD ($)	Stock Option Amount USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive income (loss) USD ($)	KSOP Debt USD ($)
Balance at Dec. 31, 2010				$ 243,582,458	$ 5,171,603		$ 14,518,570	$ (268,571,593)	$ 1,217,915	$ (110,691)
Balance (in shares) at Dec. 31, 2010		58,769,851	500,236
Net loss								(23,612,393)
Other comprehensive loss									(1,176,173)
Stock option compensation							2,723,577
Fair value of options exercised				98,869			(98,869)
Common shares issued for:
Option exercises				15,778
Option exercises (in shares)		95,921
Services				326,160
Services (in shares)		178,200
KSOP allocation										110,691
Net loss	2,358,514
Balance at Dec. 31, 2011				244,023,265	5,171,603		17,143,278	(292,183,986)	41,742
Balance (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss								(10,025,101)
Other comprehensive income									169,941
Stock option compensation							2,682,742
Fair value of options exercised				63,137			(63,137)
Common shares issued for:
Convertible notes restructure				37,185,877
Convertible notes restructure (in shares)		12,412,501
Option exercises				81,925
Option exercises (in shares)		52,500
Services				2,128,575
Services (in shares)		702,500
Net loss	9,633,453
Balance at Dec. 31, 2012	6,419,861			283,482,779	5,171,603		19,762,883	(302,209,087)	211,683
Balance (in shares) at Dec. 31, 2012		72,211,473	500,236
Common shares issued for:
Private placement				4,478,566
Private placement (in shares)		1,750,000
Option exercises				677,718
Option exercises (in shares)		1,560,188
Debt settlement				2,175
Debt settlement (in shares)		750
Net loss	(176,598)							(15,436,410)
Other comprehensive loss									(214,257)
Stock option compensation							594,517
Fair value of options exercised				508,175			(508,175)
Fair value of warrants issued						543,915
Balance at Dec. 31, 2013	$ (2,933,915)			$ 289,149,413	$ 5,171,603	$ 543,915	$ 19,849,225	$ (317,645,497)	$ (2,574)
Balance (in shares) at Dec. 31, 2013		75,522,411	500,236